UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8721

Name of Fund: Merrill Lynch Global Technology Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


Merrill Lynch Global Technology Fund, Inc.


Schedule of Investments as of December 31, 2005                                                                 (in U.S. dollars)
                                                Shares
Country             Industry                      Held    Common Stocks                                                 Value
Canada - 2.6%       Communications             282,400    Sierra Wireless (a)(e)                                  $     3,134,640
                    Equipment - 1.0%

                    Semiconductors &           277,700    ATI Technologies, Inc. (a)(e)                                 4,718,123
                    Semiconductor
                    Equipment - 1.6%

                                                          Total Common Stocks in Canada                                 7,852,763


China - 0.6%        Computers &              3,940,000    Lenovo Group Ltd.                                             1,816,652
                    Peripherals - 0.6%

                                                          Total Common Stocks in China                                  1,816,652


Finland - 3.6%      Communications             596,300    Nokia Oyj (b)                                                10,912,290
                    Equipment - 3.6%

                                                          Total Common Stocks in Finland                               10,912,290


France - 1.8%       Software - 1.8%            129,800    Business Objects SA (a)(b)                                    5,245,218

                                                          Total Common Stocks in France                                 5,245,218


Germany - 0.5%      Semiconductors &           174,700    Infineon Technologies AG (a)(b)                               1,589,770
                    Semiconductor
                    Equipment - 0.5%

                                                          Total Common Stocks in Germany                                1,589,770


Singapore - 1.2%    Computers &                131,966    Creative Technology Ltd. (e)                                  1,111,153
                    Peripherals - 0.4%

                    Electronic Equipment &     238,600    Flextronics International Ltd. (a)                            2,490,984
                    Instruments - 0.8%

                                                          Total Common Stocks in Singapore                              3,602,137


South Korea - 2.9%  Electronic Equipment &     237,200    LG. Philips LCD Co., Ltd. (a)(b)                              5,090,312
                    Instruments - 1.7%

                    Semiconductors &             5,300    Samsung Electronics Co., Ltd.                                 3,455,211
                    Semiconductor
                    Equipment - 1.2%

                                                          Total Common Stocks in South Korea                            8,545,523


Taiwan - 2.4%       Electronic Equipment &     277,694    AU Optronics Corp. (b)                                        4,168,187
                    Instruments - 1.4%

                    Semiconductors &         1,003,308    United Microelectronics Corp. (b)(e)                          3,130,321
                    Semiconductor
                    Equipment - 1.0%

                                                          Total Common Stocks in Taiwan                                 7,298,508


United States -     Communications             148,600    Andrew Corp. (a)                                              1,594,478
80.3%               Equipment - 10.9%          220,300    Arris Group, Inc. (a)                                         2,086,241
                                               485,800    Cisco Systems, Inc. (a)                                       8,316,896
                                               158,700    Corning, Inc. (a)                                             3,120,042
                                               210,600    Ditech Communications Corp. (a)                               1,758,510
                                               730,500    Extreme Networks Inc. (a)                                     3,469,875
                                                17,800    F5 Networks, Inc. (a)                                         1,017,982
                                               242,900    Juniper Networks, Inc. (a)                                    5,416,670
                                               138,900    Qualcomm, Inc.                                                5,983,812
                                                                                                                  ---------------
                                                                                                                       32,764,506

                    Computers &                356,600    Dell, Inc. (a)                                               10,694,434
                    Peripherals - 11.9%        763,800    EMC Corp. (a)                                                10,402,956
                                                78,800    International Business Machines Corp.                         6,477,360
                                                49,500    Palm, Inc. (a)(e)                                             1,574,100
                                                49,700    QLogic Corp. (a)                                              1,615,747
                                                92,600    Rackable Systems, Inc. (a)                                    2,637,248
                                                37,800    Sandisk Corp. (a)                                             2,374,596
                                                                                                                  ---------------
                                                                                                                       35,776,441

                    Electronic Equipment &      33,196    Cogent, Inc. (a)                                                752,885
                    Instruments - 1.8%         584,600    Identix, Inc. (a)                                             2,928,846
                                                98,700    Photon Dynamics, Inc. (a)                                     1,804,236
                                                                                                                  ---------------
                                                                                                                        5,485,967

                    Household Durables -        32,500    Garmin Ltd. (e)                                               2,156,375
                    0.7%

                    IT Services - 11.6%        161,600    Alliance Data Systems Corp. (a)                               5,752,960
                                               212,700    Automatic Data Processing, Inc.                               9,760,803
                                               186,400    Cognizant Technology Solutions Corp. (a)                      9,385,240
                                                54,100    Euronet Worldwide, Inc. (a)                                   1,503,980
                                                43,600    First Data Corp.                                              1,875,236
                                                66,000    Paychex, Inc.                                                 2,515,920
                                                90,700    SRA International, Inc. Class A (a)                           2,769,978
                                               245,800    Sapient Corp. (a)                                             1,398,602
                                                                                                                  ---------------
                                                                                                                       34,962,719

                    Internet & Catalog         235,500    eBay, Inc. (a)(e)                                            10,185,375
                    Retail - 3.4%

                    Internet Software &        217,300    Digital River, Inc. (a)                                       6,462,502
                    Services - 10.0%           258,201    Homestore, Inc. (a)                                           1,316,825
                                                70,100    Infospace, Inc. (a)                                           1,809,982
                                               253,500    Interwoven, Inc. (a)                                          2,147,145
                                               265,000    RealNetworks, Inc. (a)                                        2,056,400
                                               495,300    SupportSoft, Inc. (a)                                         2,090,166
                                               345,500    VeriSign, Inc. (a)(e)                                         7,573,360
                                               166,500    Yahoo!, Inc. (a)                                              6,523,470
                                                                                                                  ---------------
                                                                                                                       29,979,850

                    Media - 2.1%                87,300    Sirius Satellite Radio, Inc. (a)(e)                             584,910
                                               212,000    XM Satellite Radio Holdings, Inc. Class A (a)(e)              5,783,360
                                                                                                                  ---------------
                                                                                                                        6,368,270

                    Pharmaceuticals - 0.6%     271,300    Discovery Laboratories, Inc. (a)                              1,812,284

                    Semiconductors &           130,000    Analog Devices, Inc.                                          4,663,100
                    Semiconductor              130,100    Cypress Semiconductor Corp. (a)(e)                            1,853,925
                    Equipment - 17.9%           64,500    Formfactor, Inc. (a)                                          1,575,735
                                               379,210    Integrated Device Technology, Inc. (a)                        4,997,988
                                               493,700    Intel Corp.                                                  12,322,752
                                               274,000    Linear Technology Corp. (e)                                   9,883,180
                                               119,400    Micron Technology, Inc. (a)                                   1,589,214
                                               167,300    Novellus Systems, Inc. (a)                                    4,035,276
                                               598,800    RF Micro Devices, Inc. (a)                                    3,239,508
                                               284,500    Teradyne, Inc. (a)                                            4,145,165
                                               217,500    Xilinx, Inc. (e)                                              5,483,175
                                                                                                                  ---------------
                                                                                                                       53,789,018

                    Software - 9.0%            368,700    Microsoft Corp.                                               9,641,505
                                                63,600    NAVTEQ Corp. (a)(e)                                           2,790,132
                                               357,900    Oracle Corp. (a)                                              4,369,959
                                                46,600    Symantec Corp. (a)                                              815,500
                                               141,800    Synopsys, Inc. (a)                                            2,844,508
                                               520,900    TIBCO Software, Inc. (a)                                      3,891,123
                                               179,700    Wind River Systems, Inc. (a)                                  2,654,169
                                                                                                                  ---------------
                                                                                                                       27,006,896

                    Specialty Retail - 0.4%     24,700    Best Buy Co., Inc.                                            1,073,956

                                                          Total Common Stocks in the United States                    241,361,657

                                                          Total Common Stocks
                                                          (Cost - $288,942,227) - 95.9%                               288,224,518


                                            Beneficial
                                              Interest    Short-Term Securities
                                         $  10,265,613    Merrill Lynch Liquidity Series,                              10,265,613
                                                          LLC Cash Sweep Series I (c)
                                            41,741,500    Merrill Lynch Liquidity Series,
                                                          LLC Money Market Series (c)(d)                               41,741,500

                                                          Total Short-Term Securities
                                                          (Cost - $52,007,113) - 17.3%                                 52,007,113


                                             Number of
                                             Contracts    Put Options Purchased
                                                26,946    Semiconductor HOLDRs Trust, expiring February
                                                          2006 at USD 35                                                1,482,030

                                                          Total Put Options Purchased
                                                          (Premiums Paid - $1,597,308) - 0.5%                           1,482,030

                                                          Total Investments
                                                          (Cost - $342,546,648*) - 113.7%                             341,713,661
                                                          Liabilities in Excess of Other Assets - (13.7%)            (41,164,722)
                                                                                                                  ---------------
                                                          Net Assets - 100.0%                                     $   300,548,939
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    343,883,639
                                                   ================
    Gross unrealized appreciation                  $     15,461,487
    Gross unrealized depreciation                      (17,631,465)
                                                   ----------------
    Net unrealized depreciation                    $    (2,169,978)
                                                   ================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $     9,793,049      $    68,995
    Merrill Lynch Liquidity Series,
       LLC Money Market Series              $  (31,662,700)      $    77,980


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Technology Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Technology Fund, Inc.


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Technology Fund, Inc.


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Technology Fund, Inc.


Date:  February 21, 2006